LEASES - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 154
2026	128
2027	93
2028	68
2029	48
Thereafter	169
Total undiscounted lease payments	660
Less: imputed interest	(93)
Total discounted lease payments	$ 567	$ 426